Right-of-use assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Five Year Term [Member
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement period	5 years
Adjustment to annual interest rate basis	3.68%
Six And Half Year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement period	6 years 6 months
Adjustment to annual interest rate basis	3.75%